RELATED PARTY TRANSACTIONS - Acquisition of Vessels From Affiliates of Hemen (Details) $ in Millions	1 Months Ended	12 Months Ended	37 Months Ended
	Feb. 28, 2021 USD ($) vessel	Dec. 31, 2021 USD ($) vessel newbuilding	Feb. 28, 2021 vessel
Golden Spray, Golden Fast and Golden Furious
Related Party Transaction [Line Items]
Number of newbuildings acquired | vessel		3
Hemen Holdings Ltd
Related Party Transaction [Line Items]
Tenor period	18 months
Debt term	17 years		17 years
Number of newbuildings acquired | newbuilding		3
Hemen Holdings Ltd | Golden Spray, Golden Fast and Golden Furious
Related Party Transaction [Line Items]
Number of newbuildings acquired | vessel	3		3
Hemen Holdings Ltd | Dry Bulk Carriers
Related Party Transaction [Line Items]
Debt assumed | $	$ 413.6	$ 413.6
Debt assumed, in cash | $	63.0	$ 63.0
Debt assumed, sellers credit | $	$ 350.6
Number of vessels acquired under heads of agreement | vessel	15		15
Hemen Holdings Ltd | Dry Bulk Carriers | London Interbank Offered Rate (LIBOR) | Minimum
Related Party Transaction [Line Items]
Variable interest rate	2.35%
Hemen Holdings Ltd | Dry Bulk Carriers | London Interbank Offered Rate (LIBOR) | Maximum
Related Party Transaction [Line Items]
Variable interest rate	4.70%